Condensed Financial Information of the Parent Company (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
General and administrative expenses	$ (2,627,826)	$ (2,523,520)	$ (2,132,095)
Interest expense	(94,166)	(1,404,229)	0
Amortization of debt issuance costs	(294,699)	(60,301)	(1,691,609)
Comprehensive (loss) income attributable to the Company	(56,747,710)	6,096,701	(1,738,165)
FAMI
General and administrative expenses	(997,285)	(803,483)	(913,948)
Change in Fair value of derivative liability	0	0	873,767
Interest expense	(269,091)	(1,535,732)	(445,766)
Amortization of debt issuance costs	(294,699)	(60,301)	(1,691,609)
Other expenses	0	(1,061)	(432)
Loss from operations	(1,561,075)	(2,400,577)	(2,177,988)
Equity in (loss) income of subsidiaries	(51,537,574)	(2,254,102)	4,721,801
Comprehensive (loss) income attributable to the Company	$ (53,098,649)	$ (4,654,679)	$ 2,543,813